Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Schedule of Inventories
	December 31,
	2024	2023
	U.S. Dollars in thousands
Finished products	$29,368	$42,526
Purchased products	9,749	11,021
Work in progress	9,165	6,653
Raw materials	30,537	28,279
Total Inventories	$78,819	$88,479